Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments required under the leases

Operating leases
Remainder of 2021	$319
2022	426
2023	415
2024	368
2025	355
2026 and thereafter	729
Total minimum payments required	2,612
Less: imputed interest costs(1)	(462)
Present value of net minimum lease payments(2)	$2,150
Weighted-average imputed interest rate	6.32%
Weighted-average remaining lease term	6.3

The future minimum rental payments required under the leases for each year of the next five years ending December 31, and in the aggregate thereafter are as follows:

		Finance
		Lease
	Operating	with
	leases	Equilibrium
2021	$258,225	$59,446,868
2022	280,977	—
2023	270,112	—
2024	276,780	—
2025	264,928	—
2026 and thereafter	549,488	—
Total minimum payments required	1,900,510	59,446,868
Less: imputed interest costs(1)	(363,694)	(230,383)
Present value of net minimum lease payments(2)	$1,536,816	$59,216,485
Weighted-average imputed interest rate	6.29%	4.72%
Weighted-average remaining lease term	6.9	0.2
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)

Included in the Consolidated Balance Sheet as of December 31, 2020 as current lease liability with a related party of $59,216,485, current lease liability with other parties of $166,354, and noncurrent lease liability of $1,370,462.

Summary of supplemental consolidated statement of cash flow information

	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$96,104	$37,668
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$1,441,486	$160,948